UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6290

Smith Barney World Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

WORLD FUNDS, INC.

INTERNATIONAL ALL CAP

GROWTH PORTFOLIO

CLASSIC SERIES   |  SEMI-ANNUAL REPORT   |   APRIL 30, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

JEFFREY J. RUSSELL

PORTFOLIO MANAGER

Classic Series

Semi-Annual Report  •  April 30, 2005

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

JEFFREY J. RUSSELL

Jeffrey J. Russell, CFA, has 23 years of securities business experience and has been managing the Fund since its inception.

Education: BS from the Massachusetts Institute of Technology, MBA from the University of Pennsylvania’s Wharton School of Finance.

FUND OBJECTIVE

The Fund seeks total return on its assets from growth of capital and income. The Fund invests primarily in equity securities of foreign companies.* Equity securities include exchange-traded and over-the-counter common stocks, and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

*	Please note that investments in foreign securities involve greater risk than U.S. investments.

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite generally lackluster economic news, the international equity markets generated solid results for the six-month reporting period covered by this report. A recent International Monetary Fund’s World Economic Outlook projected a modest 1.6% growth rate for the Eurozone in 2005, and Japanese growth is expected to be 0.8% in 2005, compared to 2.6% in 2004.i Yet, international equities, as measured by the MSCI EAFE Indexii, returned 8.71% over the reporting period. In contrast to the MSCI EAFE Index, U.S. stocks, as measured by the S&P 500 Index,iii rose only 3.28% over the same period.

The reporting period began on a bright note, as the international equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as oil prices retreated from their record highs and the uncertainty of the U.S. Presidential election ended. Thus far in 2005, however, the equity markets have been volatile. International equities were weak in January but then rallied strongly in February. However, they again fell in March and April. The market’s recent gyrations have been attributed to mixed economic data and continued high oil prices.

Performance Review

For the six months ended April 30, 2005, Class A shares of the Smith Barney World Funds, Inc. — International All Cap Growth Portfolio, excluding sales charges, returned 7.92%. These shares outperformed the Lipper International Multi-Cap Growth Funds Category Average,1 which was 7.32% for the same time frame. The Fund’s unmanaged benchmark, the MSCI EAFE Growth Index,iv returned 8.30% for the same period.

PERFORMANCE SNAPSHOT

AS OF APRIL 30, 2005

(excluding sales charges)

(unaudited)

6 Months

Smith Barney International All Cap Growth Portfolio — Class A Shares	7.92%

MSCI EAFE Growth Index	8.30%

Lipper International Multi-Cap Growth Funds Category Average	7.32%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Class A share returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 7.44%, Class C shares returned 7.43% and Class Y shares returned 8.13% over the six months ended April 30, 2005.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 181 funds in the Fund’s Lipper category, and excluding sales charges.

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Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 12, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund is subject to certain risks of overseas investing, not associated with domestic investing, including currency fluctuations, change in political and economic conditions, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund’s prospectus for more information about these risks and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Source: International Monetary Fund, World Economic Outlook, April 2005.
ii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
iii	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
iv	The MSCI EAFE Growth Index is an unmanaged index of growth stocks of companies located in Europe, Australasia and the Far East.

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Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	7.92%	$1,000.00	$1,079.20	1.38%	$7.11

Class B	7.44	1,000.00	1,074.40	2.26	11.62

Class C	7.43	1,000.00	1,074.30	2.31	11.88

Class Y	8.13	1,000.00	1,081.30	0.96	4.95

(1)	For the six months ended April 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,017.95	1.38%	$6.90

Class B	5.00	1,000.00	1,013.59	2.26	11.28

Class C	5.00	1,000.00	1,013.34	2.31	11.53

Class Y	5.00	1,000.00	1,020.03	0.96	4.81

(1)	For the six months ended April 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Schedule of Investments (unaudited)	April 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCK — 98.6%
Australia† — 1.5%
140,000	Macquarie Bank Ltd. (a)	$5,050,033

Denmark† — 1.1%
75,000	Novo Nordisk A/S, Class B Shares	3,797,004

Finland† — 2.4%
500,000	Nokia Oyj (a)	8,021,383

France† — 4.9%
70,000	Essilor International SA (a)	5,018,986
50,000	Groupe Danone (a)	4,703,974
30,000	Total SA (a)	6,683,509

		16,406,469

Germany† — 3.7%
55,000	BASF AG (a)	3,573,917
29,000	SAP AG (a)	4,579,114
141,600	Stada Arzneimittel AG (a)	4,469,369

		12,622,400

Greece† — 1.0%
55,000	EFG Eurobank Ergasias	1,664,263
100,000	Piraeus Bank S.A.	1,693,137

		3,357,400

Hong Kong† — 4.0%
216,333	HSBC Holdings PLC	3,479,344
290,000	Hutchison Whampoa Ltd. (a)	2,601,089
1,500,000	Li & Fung Ltd.	2,881,711
1,700,000	Luen Thai Holdings Ltd.	641,024
470,000	Swire Pacific Ltd., Class A Shares	3,949,629

		13,552,797

Ireland† — 7.0%
290,000	Bank of Ireland	4,408,323
5	CRH PLC	125
1,306,400	Grafton Group PLC	14,898,763
246,260	Irish Continental Group PLC	3,049,132
250,000	United Drug PLC	1,105,210

		23,461,553

Italy† — 0.9%
250,000	Saipem S.p.A. (a)	3,136,933

Japan† — 19.5%
138,000	Canon Inc. (a)	7,211,637
70,000	Daiichikosho Co., Ltd.	1,814,233
730	Dentsu Inc.	1,870,765
532,000	Dowa Mining Co., Ltd.	3,509,924
113,000	Honda Motor Co., Ltd.	5,455,752
35,000	Hoya Corp. (a)	3,668,885
60,000	Ito-Yokado Co., Ltd.	2,064,568
1,045	Mitsubishi Toyko Financial Group, Inc. (a)	9,096,369
60,000	Nichii Gakkan Co. (a)	1,726,579
21,000	Nidec Corp. (a)	2,470,461
268,000	Nomura Holdings, Inc.	3,415,498
750	NTT Data Corp. (a)	2,317,734

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
Japan† — 19.5% (continued)
1,250	NTT DoCoMo, Inc.	$1,936,914
14,000	Orix Corp. (a)	1,912,896
2,430	Rakuten, Inc. (a)	2,043,297
60,000	Seven-Eleven Japan Co., Ltd.	1,693,655
240,000	Sharp Corp.	3,763,223
130,000	Shin-Etsu Chemical Co., Ltd.	4,819,846
175,000	Terumo Corp.	5,221,929

		66,014,165

Mexico — 1.5%
1,400,000	Wal-Mart de Mexico SA de CV	5,177,373

Netherlands† — 3.4%
150,000	ING Groep N.V. (a)	4,128,753
115,200	Randstad Holding N.V.	4,709,720
43,500	Royal Dutch Petroleum Co. (a)	2,546,913

		11,385,386

Norway† — 0.8%
352,700	Stolt Offshore S.A. (a)(b)	2,592,699

Singapore† — 1.1%
430,000	DBS Group Holdings Ltd.	3,768,830

Spain† — 5.7%
220,000	Banco Bilbao Vizcaya Argentaria, S.A. (a)	3,421,167
447,000	Indra Sistemas, S.A.	7,765,690
480,000	Telefonica S.A. (a)	8,194,039

		19,380,896

Sweden† — 1.5%
70,000	Atlas Copco AB (a)	3,194,244
638,000	Telefonaktiebolaget LM Ericsson, Class B Shares (a)(b)	1,899,104

		5,093,348

Switzerland — 12.5%
240,000	Mettler-Toledo International Inc. (b)	11,004,000
15,500	Nestle SA (a)†	4,088,272
109,000	Novartis AG (a)†	5,327,706
109,000	Roche Holdings AG (a)†	13,244,948
19,600	Synthes, Inc.†	2,232,482
80,000	UBS AG (a)†	6,442,505

		42,339,913

United Kingdom† — 24.9%
142,000	BOC Group PLC	2,638,047
770,000	BP PLC	7,863,317
1,300,000	Capita Group PLC	9,376,749
250,000	Diageo PLC	3,710,512
1,900,000	O2 PLC (b)	4,279,219
170,000	Rio Tinto PLC	5,139,956
141,591	The Royal Bank of Scotland Group PLC	4,282,833
2,270,000	Serco Group PLC	10,391,086
350,000	Smith & Nephew PLC	3,612,381
1,209,999	Tesco PLC	7,159,113
750,000	Tomkins PLC	3,535,521
7,020,000	Vodafone Group PLC	18,369,952
345,000	WPP Group PLC	3,764,226

		84,122,912

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
United States — 1.2%
250,679	News Corp., Class B Shares	$3,990,810

	TOTAL COMMON STOCK (Cost — $216,943,722)	333,272,304

WARRANTS/RIGHTS

WARRANTS/RIGHTS (b) — 0.0%
Venezuela — 0.0%
7,140	Republic of Venezuela Oil-linked Payment Obligation, Expire 4/15/20 (Cost — $0)	149,940

FACE AMOUNT

SHORT-TERM INVESTMENTS — 14.1%
REPURCHASE AGREEMENT — 1.3%
$4,338,000	State Street Bank & Trust Co. dated 4/30/05, 2.600% due 5/2/05; Proceeds at maturity — $4,338,940; (Fully collateralized by U.S. Treasury Bonds, 7.250% due 8/15/22; Market value — $4,425,303) (Cost — $4,338,000)	4,338,000

SHARES

SECURITIES PURCHASED FROM SECURITIES LOANED COLLATERAL — 12.8%
43,404,607	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $43,404,607)	43,404,607

	TOTAL SHORT-TERM INVESTMENTS (Cost — $47,742,607)	47,742,607

	TOTAL INVESTMENTS — 112.7% (Cost — $264,686,329*)	381,164,851
	Liabilities in Excess of Other Assets — (12.7)%	(43,049,441)

	TOTAL NET ASSETS — 100.0%	$338,115,410

(a)	All or a portion of this security is on loan (See Notes 1 and 3).
(b)	Non-income producing security.
†	Securities are fair valued, at April 30, 2005, in accordance with the policies adopted by the Board of Directors (See Note 1).
*	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Sector (unaudited)**
Financials	16.8%
Information Technology	14.5
Consumer Discretionary	14.3
Healthcare	13.1
Industrials	11.4
Telecommunication Services	9.7
Energy	6.8
Consumer Staples	6.3
Materials	5.8
Repurchase Agreement	1.3

100.0%

**	As a percentage of total investments (excluding securities purchased from securities loaned collateral). Please note that Fund holdings are as of April 30, 2005 and are subject to change.

See Notes to Financial Statements.

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Statement of Assets and Liabilities (unaudited)	April 30, 2005

ASSETS:
Investments, at value (Cost — $264,686,329)	$381,164,851
Foreign currency, at value (Cost — $156,552)	155,943
Cash	396
Dividends and interest receivable	1,310,934
Receivable for securities sold	1,165,833
Receivable for Fund shares sold	133,825
Receivable for open forward foreign currency contracts (Notes 1 and 3)	2,890
Prepaid expenses	29,330

Total Assets	383,964,002

LIABILITIES:
Payable for securities loaned collateral (Notes 1 and 3)	43,404,607
Payable for securities purchased	1,629,934
Payable for Fund shares reacquired	346,418
Management fee payable	241,961
Transfer agency services payable	78,056
Distribution plan fees payable	27,238
Payable for open forward foreign currency contracts (Notes 1 and 3)	3,482
Directors’ fees payable	3,145
Accrued expenses	113,751

Total Liabilities	45,848,592

Total Net Assets	338,115,410

NET ASSETS:
Par value of capital shares (Note 6)	$25,852
Capital paid in excess of par value	197,541,446
Undistributed net investment income	956,848
Accumulated net realized gain from investment transactions and foreign currencies	23,107,000
Net unrealized appreciation of investments and foreign currencies	116,484,264

Total Net Assets	$338,115,410

Shares Outstanding:
Class A	9,541,585

Class B	1,983,947

Class C	4,382,059

Class Y	9,944,407

Net Asset Value:
Class A (and redemption price)	$13.24

Class B *	$12.44

Class C *	$12.16

Class Y (and redemption price)	$13.45

Maximum Public Offering Price Per Share:
Class A (based on a maximum sales charge of 5.00%)	$13.94

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

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Statement of Operations (unaudited)	For the Six Months Ended April 30, 2005

INVESTMENT INCOME:
Dividends	$4,264,684
Securities lending	62,413
Interest	15,081
Less: Foreign withholding tax	(422,770)

Total Investment Income	3,919,408

EXPENSES:
Management fee (Note 2)	1,536,131
Distribution plan fees (Notes 2 and 4)	564,921
Transfer agency services (Notes 2 and 4)	209,911
Custody	102,216
Audit and legal	60,896
Shareholder communications (Notes 4)	29,121
Registration fees	20,849
Directors’ fees	7,122
Other	14,716

Total Expenses	2,545,883

Net Investment Income	1,373,525

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain From:
Investment transactions	23,227,202
Foreign currency transactions	34,260

Net Realized Gain	23,261,462

Net Change in Unrealized Appreciation/Depreciation From:
Investments	4,352,993
Foreign currencies	(59,220)

Net Change in Unrealized Appreciation/Depreciation	4,293,773

Net Gain on Investments and Foreign Currencies	27,555,235

Increase in Net Assets From Operations	$28,928,760

See Notes to Financial Statements.

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Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited)

and the Year Ended October 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$1,373,525	$1,259,446
Net realized gain	23,261,462	33,474,234
Net change in unrealized appreciation/depreciation	4,293,773	17,876,357

Increase in Net Assets From Operations	28,928,760	52,610,037

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income	(1,299,001)	(3,008,418)
Net realized gains	(24,607,094)	—

Decrease in Net Assets From Distributions to Shareholders	(25,906,095)	(3,008,418)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	18,132,929	32,146,417
Net asset value of shares issued for reinvestment of distributions	13,735,796	935,712
Cost of shares reacquired	(57,135,011)	(113,446,584)

Decrease in Net Assets From Fund Share Transactions	(25,266,286)	(80,364,455)

Decrease in Net Assets	(22,243,621)	(30,762,836)

NET ASSETS:
Beginning of period	360,359,031	391,121,867

End of period*	$338,115,410	$360,359,031

* Includes undistributed net investment income of:	$956,848	$882,324

See Notes to Financial Statements.

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Financial Highlights

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class A Shares(1)	2005(2)	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.15	$11.58		$ 9.79	$11.82	$24.49	$26.75

Income (Loss) From Operations:
Net investment income (loss)	0.06	0.04		0.08	0.01	0.01	(0.08)
Net realized and unrealized gain (loss)	0.98	1.62		1.71	(2.04)	(8.24)	0.06

Total Income (Loss) From Operations	1.04	1.66		1.79	(2.03)	(8.23)	(0.02)

Less Distributions From:
Net investment income	(0.03)	(0.09)		—	—	—	(0.38)
Net realized gains	(0.92)	—		—	—	(4.44)	(1.86)
Return of capital	—	—		—	—	(0.00)*	—

Total Distributions	(0.95)	(0.09)		—	—	(4.44)	(2.24)

Net Asset Value, End of Period	$13.24	$13.15		$11.58	$ 9.79	$11.82	$24.49

Total Return(3)	7.92%‡	14.40%		18.28%	(17.17)%	(39.64)%	(1.62)%

Net Assets, End of Period (000s)	$126,374	$124,740		$124,187	$124,160	$198,677	$683,133

Ratios to Average Net Assets:
Expenses	1.38%†	1.31	%(4)	1.30%	1.37%	1.24%	1.21%
Net investment income (loss)	0.81 †	0.33		0.81	0.06	0.03	(0.29)

Portfolio Turnover Rate	6%	22%		47%	30%	8%	26%

Class B Shares(1)	2005(2)	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.43	$10.97		$ 9.35	$11.38	$23.89	$26.13

Income (Loss) From Operations:
Net investment income (loss)	(0.01)	(0.06)		0.00 *	(0.08)	(0.12)	(0.33)
Net realized and unrealized gain (loss)	0.94	1.54		1.62	(1.95)	(7.95)	0.07

Total Income (Loss) From Operations	0.93	1.48		1.62	(2.03)	(8.07)	(0.26)

Less Distributions From:
Net investment income	—	(0.02)		—	—	—	(0.12)
Net realized gains	(0.92)	—		—	—	(4.44)	(1.86)
Return of capital	—	—		—	—	(0.00)*	—

Total Distributions	(0.92)	(0.02)		—	—	(4.44)	(1.98)

Net Asset Value, End of Period	$12.44	$12.43		$10.97	$ 9.35	$11.38	$23.89

Total Return(3)	7.44%‡	13.46%		17.33%	(17.84)%	(40.04)%	(2.43)%

Net Assets, End of Period (000s)	$24,682	$26,168		$36,988	$46,919	$80,823	$192,707

Ratios to Average Net Assets:
Expenses	2.26%†	2.14	%(4)	2.04%	2.17%	2.10%	2.06%
Net investment income (loss)	(0.08)†	(0.53)		0.01	(0.75)	(0.79)	(1.15)

Portfolio Turnover Rate	6%	22%		47%	30%	8%	26%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For six months ended April 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment manager voluntarily waived a portion of its fees for the year ended October 31, 2004. If such fees were not voluntarily waived, the actual expense ratios would have been 1.36% and 2.18% for Class A and B shares, respectively.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

12        International All Cap Growth Portfolio      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.17	$10.73		$ 9.16	$11.16	$23.53	$25.76

Income (Loss) From Operations:
Net investment loss	(0.01)	(0.07)		(0.02)	(0.09)	(0.11)	(0.31)
Net realized and unrealized gain (loss)	0.92	1.51		1.59	(1.91)	(7.82)	0.06

Total Income (Loss) From Operations	0.91	1.44		1.57	(2.00)	(7.93)	(0.25)

Less Distributions From:
Net investment income	—	—		—	—	—	(0.12)
Net realized gains	(0.92)	—		—	—	(4.44)	(1.86)
Return of capital	—	—		—	—	(0.00)*	—

Total Distributions	(0.92)	—		—	—	(4.44)	(1.98)

Net Asset Value, End of Period	$12.16	$12.17		$10.73	$ 9.16	$11.16	$23.53

Total Return(4)	7.43%‡	13.42%		17.14%	(17.92)%	(40.06)%	(2.42)%

Net Assets, End of Period (000s)	$53,279	$51,499		$53,177	$53,156	$81,482	$190,144

Ratios to Average Net Assets:
Expenses	2.31%†	2.25	%(5)	2.24%	2.22%	2.08%	2.04%
Net investment loss	(0.11)†	(0.62)		(0.17)	(0.79)	(0.77)	(1.13)

Portfolio Turnover Rate	6%	22%		47%	30%	8%	26%

Class Y Shares(2)	2005(3)	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.37	$11.76		$ 9.94	$11.95	$24.60	$26.88

Income (Loss) From Operations:
Net investment income (loss)	0.08	0.10		0.12	0.06	0.06	(0.00)*
Net realized and unrealized gain (loss)	1.01	1.64		1.72	(2.07)	(8.27)	0.07

Total Income (Loss) From Operations	1.09	1.74		1.84	(2.01)	(8.21)	0.07

Less Distributions From:
Net investment income	(0.09)	(0.13)		(0.02)	—	—	(0.49)
Net realized gains	(0.92)	—		—	—	(4.44)	(1.86)
Return of capital	—	—		—	—	(0.00)*	—

Total Distributions	(1.01)	(0.13)		(0.02)	—	(4.44)	(2.35)

Net Asset Value, End of Period	$13.45	$13.37		$11.76	$ 9.94	$11.95	$24.60

Total Return(4)	8.13%‡	14.90%		18.58%	(16.82)%	(39.34)%	(1.31)%

Net Assets, End of Period (000s)	$133,780	$157,952		$176,770	$151,790	$198,655	$338,192

Ratios to Average Net Assets:
Expenses	0.96%†	0.90	%(5)	0.91%	0.96%	0.94%	0.92%
Net investment income (loss)	1.17 †	0.75		1.20	0.53	0.39	(0.01)

Portfolio Turnover Rate	6%	22%		47%	30%	8%	26%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended April 30, 2005 (unaudited).
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager voluntarily waived a portion of its fees for the year ended October 31, 2004. If such fees were not voluntarily waived, the actual expense ratios would have been 2.31% and 0.95% for Class C and Y shares, respectively.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

13        International All Cap Growth Portfolio      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The International All Cap Growth Portfolio (“Fund”), a separate diversified investment fund of the Smith Barney World Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is

14        International All Cap Growth Portfolio      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Concentration Risk. The Fund’s investments by in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

15        International All Cap Growth Portfolio      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(i) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

On April 30, 2005, Smith Barney Allocation Series Inc. (“Allocation Series”), also managed by SBFM or one of its affiliates, owned substantially all of the Fund’s outstanding Class Y shares, which represented approximately 40% of the total net asserts of the Fund. In connections with a proposed rebalancing of the fund holdings in the Allocation Series’ portfolios, SBFM has informed the Fund’s Board of Directors of its intention to redeem all of the Fund shares owned by Allocation Series as soon as is reasonably practicable.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2005, the Fund paid transfer agent fees of $107,265 to CTB.

In addition, for the six months ended April 30, 2005, the Fund also paid $5,200 to other Citigroup affiliates for shareholder recordkeeping services.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum sales charge of 5.00% for Class A shares. There is a CDSC of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares that equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2005, sales charges and CDSCs received by CGM were approximately:

	Class A	Class B	Class C
Sales Charges	$76,000	—	—

CDSCs	2,000	$32,000	$2,000

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

16        International All Cap Growth Portfolio      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$21,917,220

Sales	71,444,898

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$120,589,728
Gross unrealized depreciation	(4,111,206)

Net unrealized appreciation	$116,478,522

At April 30, 2005, the Fund had open forward foreign currency contracts as described below. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts To Buy:
Pound Sterling	595,943	$1,139,472	5/5/05	$2,890

Contracts To Sell:
Danish Krone	4,408,665	764,975	5/4/05	(3,482)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(592)

At April 30, 2005, the Fund loaned securities having a market value of $41,297,249. The Fund received cash collateral amounting to $43,404,607 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

4.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
Rule 12b-1 Distribution Plan Fees	$163,490	$129,712	$271,719

For the six months ended April 30, 2005, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C	Class Y
Transfer Agency Service Expenses	$91,887	$31,590	$86,333	$101

For the six months ended April 30, 2005, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C	Class Y
Shareholder Communication Expenses	$14,024	$6,346	$8,498	$253

17        International All Cap Growth Portfolio      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Dividends Paid to Shareholders by Class

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Class A
Net invesment income	$314,818	$964,164
Net realized gains	8,591,910	—

Total	$8,906,728	$964,164

Class B
Net invesment income	—	$47,530
Net realized gains	$1,827,772

Total	$1,827,772	$47,530

Class C†
Net invesment income	—	—
Net realized gains	$3,837,685	—

Total	$3,837,685	—

Class Y
Net invesment income	$984,183	$1,996,724
Net realized gains	10,349,727	—

Total	$11,333,910	$1,996,724

†	On April 29, 2004, Class L shares were renamed as Class C shares.

6.	Capital Shares

At April 30, 2005, the Company had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	651,009	$8,880,585	1,708,963	$21,414,469
Shares issued on reinvestment	633,137	8,376,407	69,988	860,158
Shares reacquired	(1,227,645)	(16,741,300)	(3,018,713)	(37,855,854)

Net Increase (Decrease)	56,501	$515,692	(1,239,762)	$(15,581,227)

Class B
Shares sold	227,713	$2,930,654	206,378	$2,453,372
Shares issued on reinvestment	135,190	1,685,825	3,747	43,840
Shares reacquired	(484,834)	(6,226,629)	(1,477,505)	(17,509,632)

Net Decrease	(121,931)	$(1,610,150)	(1,267,380)	$(15,012,420)

Class C†
Shares sold	502,786	$6,321,615	668,849	$7,800,951
Shares issued on reinvestment	301,216	3,671,825	—	—
Shares reacquired	(654,706)	(8,216,152)	(1,389,886)	(16,230,295)

Net Increase (Decrease)	149,296	$1,777,288	(721,037)	$(8,429,344)

Class Y
Shares sold	5	$75	38,234	$477,625
Shares issued on reinvestment	130	1,739	2,547	31,714
Shares reacquired	(1,871,968)	(25,950,930)	(3,254,841)	(41,850,803)

Net Decrease	(1,871,833)	$(25,949,116)	(3,214,060)	$(41,341,464)

†	On April 29, 2004, Class L shares were renamed as Class C shares.

18        International All Cap Growth Portfolio      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

19        International All Cap Growth Portfolio      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8.	Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

9.	Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

20        International All Cap Growth Portfolio      |      2005 Semi-Annual Report

SMITH BARNEY

WORLD FUNDS, INC.

DIRECTORS

Robert A. Frankel

Michael E. Gellert

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Susan M. Heilbron

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

James M. Giallanza

Chief Financial Officer

and Treasurer

Jeffrey J. Russell, CFA

Vice President

and Investment Officer

Andrew Beagley

Chief Anti-Money Laundering

Compliance Officer and
Chief Compliance Officer

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney World Funds, Inc.

International All Cap Growth Portfolio

The Fund is a separate investment fund of the Smith Barney World Funds, Inc., a Maryland corporation.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney World Funds, Inc. — International All Cap Growth Portfolio but it may also be used as sales literature when preceded or accompanied by a current Prospectus.

SMITH BARNEY WORLD FUNDS, INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD01934 6/05 05-8631

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not Applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not Applicable.

(b) Attached hereto.

Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney World Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney World Funds, Inc.

Date:	July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Smith Barney World Funds, Inc.

Date:	July 7, 2005

By:	/s/ James M. Giallanza
(James M. Giallanza)
Chief Financial Officer of
Smith Barney World Funds, Inc.

Date:	July 7, 2005